SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Principles of Consolidation and Basis of Presentation) (Detail) - Property	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate Properties [Line Items]
Number of real estate properties	381	396
Consolidated properties
Real Estate Properties [Line Items]
Number of real estate properties		9	9